    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2006
                                                    REGISTRATION NOS. 002 -78808
                                                                      811 -03541
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ---------------------
                                    FORM N-1A
                              ---------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]
   PRE-EFFECTIVE AMENDMENT NO.                                      [ ]
   POST-EFFECTIVE AMENDMENT NO. 53                                  [X]
      AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
   AMENDMENT NO. 54                                                 [X]

                              ---------------------

                              ASSET MANAGEMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                              ---------------------

                       230 WEST MONROE STREET, SUITE 2810
                             CHICAGO, ILLINOIS 60606
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (630) 505-3700

                               RODGER D. SHAY, JR.
                              ASSET MANAGEMENT FUND
                             230 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60622
                     (Name and Address of Agent for Service)

                              ---------------------

                                   COPIES TO:
                                  CATHY O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]    on January 8, 2007 pursuant to paragraph (b) of Rule 485; or
[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485; or
[ ]    75 days after filing pursuant to paragraph(a)(2) of Rule 485; or
[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485; or
[ ]    on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

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     This Post-Effective Amendment to the Registration Statement on Form N-1A is
being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 48 (to be changed to Post-Effective Amendment No. 52) to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 48 (to be changed to Post-Effective Amendment No. 52) to the Registrant's Registration Statement filed on October 17, 2006.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 29th day of December, 2006.

                                        By: /s/ Rodger D. Shay, Jr.
                                            ---------------------------------
                                            Rodger D. Shay, Jr.,
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 29th day of December, 2006 by the following persons in the capacities set forth below.



         SIGNATURES                                  TITLE
--------------------------------------------------------------------------------
/s/ Rodger D. Shay*                             Trustee and Chairman of the
-----------------------------------------       Board
Rodger D. Shay

/s/ Rodger D. Shay, Jr.                         Trustee and President (principal
-----------------------------------------       executive officer)
Rodger D. Shay, Jr.

/s/ Richard M. Amis*                            Trustee
-----------------------------------------
Richard M. Amis

/s/ David F. Holland*                           Trustee
-----------------------------------------
David F. Holland

/s/ Gerald J. Levy*                             Trustee and Vice Chairman of
-----------------------------------------       the Board
Gerald J. Levy

/s/ William A. McKenna, Jr.*                    Trustee
-----------------------------------------
William A. McKenna, Jr.

/s/ Christopher M. Owen*                        Trustee
-----------------------------------------
Christopher M. Owen

/s/ Maria F. Ramirez*                           Trustee
-----------------------------------------
Maria F. Ramirez

/s/ Trent M. Statczar                           Treasurer (principal financial
-----------------------------------------       and accounting officer)
Trent M. Statczar

/s/ Daniel K. Ellenwood
-----------------------------------------
*Daniel K. Ellenwood
Attorney-In-Fact
December 29, 2006

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*Original powers of attorney authorizing Rodger D. Shay and Daniel K. Ellenwood, among others, to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and were previously filed on October 17, 2006.